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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05646
                                  ----------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100      Wellesley, Massachusetts         02481
--------------------------------------------------------------------------------
           (Address of principal executive offices)               (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street   Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       July 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 93.9%                             SHARES       VALUE
--------------------------------------------------------------------------------

LARGE-CAP FUNDS -- 43.9%
  Alger Capital Appreciation Institutional -
     Class I (a)                                          94,975   $  1,745,647
  Amana Trust Income                                     143,906      4,179,043
  American Funds AMCAP - Class A                         154,520      2,563,493
  American Funds Growth Fund of America - Class A        294,589      9,023,264
  Calamos Growth - Class A (a)                            63,285      3,174,390
  Fidelity Capital Appreciation                          200,094      4,658,182
  iShares Russell 1000 Growth Index (b)                      235         12,685
  iShares Russell 1000 Value Index (b)                    28,800      1,967,328
  iShares S&P 500 Index (b)                               17,350      2,204,491
  John Hancock Large Cap Equity - Class I                150,211      4,404,183
  Marsico 21st Century (a)                               604,207      8,700,574
  Powershares Dynamic Market (b)                         116,200      5,269,670
  Vanguard 500 Index - Investor Shares                    33,512      3,915,860
                                                                   ------------
                                                                     51,818,810
                                                                   ------------
INTERNATIONAL FUNDS -- 20.2%
  Dodge & Cox International Stock                        129,411      5,179,043
  First Eagle Global - Class A                            58,958      2,493,931
  Harbor International - Institutional Class              25,110      1,603,013
  iShares MSCI EAFE Index (b)                             82,200      5,457,258
  iShares MSCI Emerging Markets Index (b)                124,200      5,297,130
  Janus Overseas                                          68,707      3,212,719
  Oppenheimer International Small Company - Class A       34,416        672,833
                                                                   ------------
                                                                     23,915,927
                                                                   ------------
MID-CAP FUNDS -- 14.0%
  Columbia Acorn Select - Class A (a)                    126,915      3,125,904
  Goldman Sachs Growth Opportunities - Class A (a)       270,764      5,699,577
  iShares S&P MidCap 400 Value Index (b)                  73,000      5,368,420
  Janus Orion                                            193,467      2,302,252
                                                                   ------------
                                                                     16,496,153
                                                                   ------------
SECTOR FUNDS -- 9.9%
  Fidelity Select Utilities Growth                        69,352      3,923,937
  iShares Dow Jones U.S. Energy Sector Index (b)         148,200      6,411,132
  iShares S&P GSSI Natural Resources Index (b)            31,800      1,379,484
                                                                   ------------
                                                                     11,714,553
                                                                   ------------
SMALL-CAP FUNDS -- 5.9%
  Buffalo Small Cap (a)                                   58,258      1,200,125
  iShares S&P SmallCap 600 Growth Index (b)               43,400      2,776,298
  iShares S&P SmallCap 600 Value Index (b)                22,100      1,448,213
  Keeley Small Cap Value - Class I (a)                    54,113      1,528,680
                                                                   ------------
                                                                      6,953,316
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $91,066,219)                      $110,898,759
                                                                   ------------

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 6.1%                           SHARES       VALUE
--------------------------------------------------------------------------------

  The AIM STIT-STIC Portfolio - Institutional
    Class, 2.399% (c) (Cost $7,210,406)                7,210,406   $  7,210,406
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $98,276,625)            $118,109,165

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                         (50,837)
                                                                   ------------

NET ASSETS -- 100.0%                                               $118,058,328
                                                                   ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2008.

See accompanying notes to schedules of investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 94.9%                             SHARES       VALUE
--------------------------------------------------------------------------------

LARGE-CAP FUNDS -- 26.2%
  American Funds AMCAP - Class A                         169,502   $  2,812,031
  Dodge & Cox Stock                                       38,377      4,313,221
  iShares Russell 1000 Growth Index (b)                   19,600      1,058,008
  iShares Russell 1000 Value Index (b)                    20,300      1,386,693
  iShares S&P 500 Index (b)                               33,400      4,243,804
  John Hancock Large Cap Equity - Class I                 42,711      1,252,279
  Marsico 21st Century (a)                                69,142        995,645
  Powershares Dynamic Market (b)                          81,000      3,673,350
  Wells Fargo Advantage Endeavor Select - Class A (a)    137,289      1,485,463
                                                                   ------------
                                                                     21,220,494
                                                                   ------------
INTERNATIONAL FUNDS -- 15.1%
  Dodge & Cox International Stock                         49,420      1,977,801
  First Eagle Global - Class A                           106,356      4,498,850
  Harbor International - Institutional Class              20,402      1,302,448
  iShares MSCI EAFE Index (b)                             66,800      4,434,852
                                                                   ------------
                                                                     12,213,951
                                                                   ------------
SECTOR FUNDS -- 10.2%
  Fidelity Select Utilities Growth                        53,826      3,045,503
  iShares Dow Jones U.S. Energy Sector Index (b)          89,400      3,867,444
  iShares S&P GSSI Natural Resources Index (b)            31,800      1,379,484
                                                                   ------------
                                                                      8,292,431
                                                                   ------------
GOVERNMENT BOND FUNDS -- 10.0%
  American Century Target Maturities Trust
    Series 2015 - Investor Class                          90,573      8,080,049
                                                                   ------------

CORPORATE BOND FUNDS -- 9.3%
  Loomis Sayles Bond - Institutional Class               550,782      7,501,649
                                                                   ------------

WORLDWIDE BOND FUNDS -- 6.4%
  Loomis Sayles Global Bond - Institutional Class         80,339      1,268,546
  Templeton Global Bond - Class A                        338,187      3,882,382
                                                                   ------------
                                                                      5,150,928
                                                                   ------------
MID-CAP FUNDS -- 5.0%
  Columbia Acorn Select - Class A (a)                     32,680        804,912
  iShares S&P MidCap 400 Value Index (b)                   9,000        661,860
  S&P MidCap 400 Depositary Receipts (b)                  17,580      2,563,164
                                                                   ------------
                                                                      4,029,936
                                                                   ------------
HIGH QUALITY BOND FUNDS -- 4.5%
  Calvert Social Investment - Class I                     66,985      1,038,275
  Dodge & Cox Income                                     213,549      2,594,621
                                                                   ------------
                                                                      3,632,896
                                                                   ------------
HIGH YIELD BOND FUNDS -- 3.5%
  Loomis Sayles Institutional High Income                376,807      2,867,503
                                                                   ------------

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 94.9% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------

SMALL-CAP FUNDS -- 2.4%
  iShares S&P SmallCap 600 Growth Index (b)               30,800   $  1,970,276
                                                                   ------------

CONVERTIBLE BOND FUNDS -- 2.3%
  Davis Appreciation & Income                             73,486      1,836,406
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $69,576,752)                      $ 76,796,519
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 5.1%                           SHARES       VALUE
--------------------------------------------------------------------------------

  The AIM STIT-STIC Portfolio - Institutional
    Class, 2.399% (c) (Cost $4,120,378)                4,120,378   $  4,120,378
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $73,697,130)            $ 80,916,897

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                         (27,283)
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 80,889,614
                                                                   ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2008.

See accompanying notes to schedules of investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 95.7%                             SHARES       VALUE
--------------------------------------------------------------------------------

SECTOR FUNDS -- 41.1%
  iShares Dow Jones U.S. Energy Sector Index (b)          31,500   $  1,362,690
  iShares MSCI Brazil Index (b)                            4,000        324,960
  iShares MSCI Emerging Markets Index (b)                 21,600        921,240
  iShares S&P GSSI Natural Resources Index (b)            24,900      1,080,162
  iShares S&P GSTI Networking Index (b)                   23,900        689,515
  ProFunds Oil & Gas UltraSector - Investor Class          8,281        437,646
  Technology Select Sector SPDR (b)                       42,800        954,868
  T. Rowe Price Emerging Europe & Mediterranean (a)       11,241        353,529
                                                                   ------------
                                                                      6,124,610
                                                                   ------------
LARGE-CAP FUNDS -- 39.6%
  Amana Trust Growth (a)                                  47,605      1,018,746
  iShares Russell 1000 Growth Index (b)                   18,600      1,004,028
  iShares S&P 500 Growth Index (b)                         4,800        297,648
  John Hancock Large Cap Equity - Class I                 46,744      1,370,523
  Leuthold Select Industries                              64,321        965,453
  Marsico 21st Century (a)                                86,297      1,242,672
                                                                   ------------
                                                                      5,899,070
                                                                   ------------
MID-CAP FUNDS -- 11.1%
  Janus Orion                                             85,926      1,022,523
  S&P MidCap 400 Depositary Receipts (b)                   4,302        627,232
                                                                   ------------
                                                                      1,649,755
                                                                   ------------
SMALL-CAP FUNDS -- 3.9%
  iShares S&P SmallCap 600 Growth Index (b)                9,000        575,730
                                                                   ------------


TOTAL INVESTMENT COMPANIES (Cost $13,624,398)                      $ 14,249,165
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 4.4%                           SHARES       VALUE
--------------------------------------------------------------------------------

  The AIM STIT-STIC Portfolio - Institutional
    Class, 2.399% (c) (Cost $657,167)                    657,167   $    657,167
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $14,281,565)            $ 14,906,332

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                         (19,445)
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 14,886,887
                                                                   ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2008.

See accompanying notes to schedules of investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 90.5%                             SHARES       VALUE
--------------------------------------------------------------------------------

EUROPE FUNDS -- 26.2%
  AIM European Growth - Class A                          133,819   $  4,774,667
  iShares MSCI Austria Index (b)                         166,200      5,253,582
  iShares MSCI Belgium Index (b)                         110,600      1,939,924
  iShares MSCI EMU Index (b)                              51,600      2,466,480
  iShares MSCI France Index (b)                           10,000        315,700
  iShares MSCI Germany Index (b)                         143,200      4,180,008
  iShares MSCI Spain Index (b)                            53,200      2,840,880
  iShares MSCI Sweden Index (b)                           76,000      1,928,120
  iShares MSCI Switzerland Index (b)                      47,500      1,123,850
  iShares MSCI United Kingdom Index (b)                  129,746      2,578,053
  Ivy European Opportunities - Class A                   149,793      4,809,865
                                                                   ------------
                                                                     32,211,129
                                                                   ------------
DIVERSIFIED FUNDS -- 22.3%
  AllianceBernstein International Growth - Class A       109,685      1,962,263
  Dodge & Cox International Stock                         78,034      3,122,916
  Harbor International - Institutional Class              39,234      2,504,708
  iShares MSCI EAFE Index (b)                             67,800      4,501,242
  iShares S&P Global Energy Sector Index (b)              92,400      4,035,108
  Janus Overseas                                         153,156      7,161,571
  Oppenheimer International Small Company - Class A      213,409      4,172,145
                                                                   ------------
                                                                     27,459,953
                                                                   ------------
ASIA/PACIFIC FUNDS -- 19.7%
  DWS Japan Equity - Class A (a)                         139,795      1,488,816
  Eaton Vance Greater India - Class A (a)                178,342      3,673,842
  Fidelity Japan                                          97,300      1,225,982
  iShares FTSE/Xinhua China 25 Index (b)                 111,300      4,997,370
  iShares MSCI Australia Index (b)                       168,100      4,170,561
  iShares MSCI Japan Index (b)                           143,800      1,725,600
  iShares MSCI Pacific ex-Japan Index (b)                 64,800      2,802,600
  Matthews Pacific Tiger                                 122,814      2,714,200
  ProFunds UltraJapan - Investor Class                    56,054      1,386,776
                                                                   ------------
                                                                     24,185,747
                                                                   ------------
AMERICAS FUNDS -- 16.0%
  Fidelity Canada                                         94,584      5,665,575
  iShares MSCI Canada Index (b)                          151,000      4,721,770
  iShares MSCI Mexico Index (b)                           59,800      3,235,180
  iShares S&P Latin America 40 Index (b)                 119,000      6,009,500
                                                                   ------------
                                                                     19,632,025
                                                                   ------------
EMERGING MARKETS FUNDS -- 6.3%
  iShares MSCI Emerging Markets Index (b)                 87,000      3,710,550
  Oppenheimer Developing Markets - Class A                35,820      1,537,028
  T. Rowe Price Emerging Europe & Mediterranean (a)       79,542      2,501,587
                                                                   ------------
                                                                      7,749,165
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $86,737,472)                      $111,238,019
                                                                   ------------

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 9.6%                           SHARES       VALUE
--------------------------------------------------------------------------------

  The AIM STIT-STIC Portfolio - Institutional
    Class, 2.399% (c) (Cost $11,782,981)              11,782,981   $ 11,782,981
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $98,520,453)            $123,021,000

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                        (117,785)
                                                                   ------------

NET ASSETS -- 100.0%                                               $122,903,215
                                                                   ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2008.

See accompanying notes to schedules of investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 93.1%                             SHARES       VALUE
--------------------------------------------------------------------------------

LONG/SHORT EQUITY FUNDS -- 17.3%
  CGM Focus                                               64,069   $  3,190,621
  Diamond Hill Focus Long-Short - Class I                315,870      5,556,151
  Hussman Strategic Growth                               421,241      6,723,000
  Prudent Bear                                           305,632      2,001,892
  Schwab Hedged Equity - Select Shares                   264,620      3,942,837
  TFS Market Neutral                                     122,487      1,825,049
  Vanguard Market Neutral - Investor Shares              191,235      2,378,964
  Weitz Funds (The) - Partners III Opportunity           319,020      2,539,402
                                                                   ------------
                                                                     28,157,916
                                                                   ------------
GLOBAL MACRO FUNDS -- 14.1%
  BlackRock Global Allocation - Class A                  259,047      4,851,952
  First Eagle Global - Class A                           204,589      8,654,097
  Franklin Mutual Discovery - Class Z                    128,625      3,703,113
  Ivy Asset Strategy - Class A                           213,344      5,704,818
                                                                   ------------
                                                                     22,913,980
                                                                   ------------
MERGER ARBITRAGE FUNDS -- 13.7%
  Arbitrage - Class R (a)                                381,932      4,739,772
  Enterprise Mergers and Acquisitions - Class A          382,331      4,167,412
  Gabelli ABC                                            523,340      5,133,964
  Gabelli Global Deal (c)                                110,774      1,684,872
  Merger                                                 437,008      6,476,466
                                                                   ------------
                                                                     22,202,486
                                                                   ------------
ASSET ALLOCATION FUNDS -- 12.2%
  Berwyn Income                                          172,298      2,019,335
  FPA Crescent                                           212,535      5,313,381
  Greenspring                                            104,183      2,420,169
  Leuthold Asset Allocation - Class I                    306,313      3,274,486
  Leuthold Core Investment                               186,292      3,232,168
  Oakmark Equity and Income - Class I                    134,846      3,584,209
                                                                   ------------
                                                                     19,843,748
                                                                   ------------
NATURAL RESOURCES FUNDS -- 9.0%
  BlackRock Real Asset Equity (c)                        105,000      1,691,550
  DWS Global Commodities Stock (c)                        36,120        634,990
  Permanent Portfolio                                     20,030        753,119
  PIMCO Commodity Real Return Strategy - Class A         318,060      5,693,280
  PowerShares Global Water Portfolio (b)                 103,000      2,228,920
  RS Global Natural Resources - Class A                   38,551      1,408,264
  T. Rowe Price New Era                                    9,337        570,043
  Vanguard Precious Metals & Minerals                     50,852      1,616,572
                                                                   ------------
                                                                     14,596,738
                                                                   ------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 93.1% (CONTINUED)                 SHARES       VALUE
--------------------------------------------------------------------------------

HIGH YIELD/FIXED INCOME FUNDS -- 6.4%
  Eaton Vance National Municipal - Class I               191,109   $  1,953,133
  Fidelity Capital & Income                              399,356      3,230,793
  Nuveen Multi-Strategy Income & Growth 2 (c)            140,000      1,296,400
  Oppenheimer International Bond - Class A               243,869      1,580,272
  Principal High Yield - Class A                         192,602      1,490,736
  Western Asset Emerging Markets Debt (c)                 55,000        937,200
                                                                   ------------
                                                                     10,488,534
                                                                   ------------
REAL ESTATE FUNDS -- 6.4%
  Cohen & Steers International Realty - Class I          203,533      2,727,338
  DJ Wilshire International Real Estate SPDR (b)          26,500      1,238,875
  JPMorgan U.S. Real Estate - Class A                    169,166      2,847,071
  Third Avenue Real Estate Value                         150,465      3,561,514
                                                                   ------------
                                                                     10,374,798
                                                                   ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.1%
  Fairholme                                              135,727      4,111,157
  Franklin Mutual Beacon - Class Z                       164,815      2,231,592
  Third Avenue Value                                      40,588      2,007,474
                                                                   ------------
                                                                      8,350,223
                                                                   ------------
OPTION HEDGED FUNDS -- 4.9%
  Gateway - Class A                                      262,728      7,324,844
  Nuveen Equity Premium Income (c)                        40,000        590,000
                                                                   ------------
                                                                      7,914,844
                                                                   ------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.0%
  Calamos Market Neutral - A Shares                      531,427      6,568,434
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $145,908,484)                     $151,411,701
                                                                   ------------

================================================================================
STRUCTURED NOTES -- 2.7%                                   UNITS       VALUE
--------------------------------------------------------------------------------

  Credit Suisse, Callable Yield
    Note, 14%, due 04/30/2009                          1,500,000   $  1,474,350
  Credit Suisse, WTI Crude Oil M-ProNote,
    due 06/12/2009                                     1,600,000      1,573,920
  Deutsche Bank, Buffered Underlying Security
    Linked Note, due 09/28/2009                          700,000        620,270
  Morgan Stanley & Co., Inc., Bear Market
    Plus Note, due 11/20/2008                             60,000(d)     775,800
                                                                   ------------

TOTAL STRUCTURED NOTES (Cost $4,400,000)                           $  4,444,340
                                                                   ------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2008 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 4.8%                           SHARES       VALUE
--------------------------------------------------------------------------------

  The AIM STIT-STIC Portfolio - Institutional
    Class, 2.399% (e) (Cost $7,858,022)                7,858,022   $  7,858,022
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.6% (Cost $158,166,506)           $163,714,063

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                        (982,152)
                                                                   ------------

NET ASSETS -- 100.0%                                               $162,731,911
                                                                   ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c)   Closed-end fund.
(d)   $10.00 face value per unit.
(e) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2008.

See accompanying notes to schedules of investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================

1.    INVESTMENT VALUATION
Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the "Portfolios") are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing. To understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2.    INVESTMENT TRANSACTIONS
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.    FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of July 31, 2008:

                                                                                         New Century
                     New Century      New Century      New Century      New Century      Alternative
                       Capital          Balanced      Opportunistic    International     Strategies
                      Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                    -------------    -------------    -------------    -------------    -------------
Cost of portfolio
investments         $  98,276,625    $  73,801,160    $  14,298,007    $  98,520,453    $ 158,199,936
                    =============    =============    =============    =============    =============

Gross unrealized
appreciation        $  23,843,960    $   9,717,681    $   1,466,273    $  27,839,478    $  11,485,642

Gross unrealized
depreciation           (4,011,420)      (2,601,944)        (857,948)      (3,338,931)      (5,971,515)
                    -------------    -------------    -------------    -------------    -------------

Net unrealized
appreciation        $  19,832,540    $   7,115,737    $     608,325    $  24,500,547    $   5,514,127
                    =============    =============    =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales and the requirement to accrue income on certain structured notes for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             -------------------------------------------------------------------



By (Signature and Title)*            /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                                    Wayne M. Grzecki, President

Date          September 11, 2008
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*            /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                                    Wayne M. Grzecki, President

Date          September 11, 2008
      ------------------------------------------



By (Signature and Title)*            /s/ Nicole M. Tremblay
                           -----------------------------------------------------
                                    Nicole M. Tremblay, Treasurer

Date          September 11, 2008
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.